126 East King Street

Lancaster, PA 17602-2893

Tel 717.299.5201    Fax 717.291.4660

www.barley.com

Kimberly J. Decker, Esquire

Direct Dial Number: 717-399-1506

E-mail: kdecker@barley.com

February 5, 2015

Kathryn McHale

Senior Staff Attorney

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street, NE

Washington, DC 20549

Re:	Riverview Financial Corporation
Registration Statement on Form S-4
Filed December 17, 2014
File No. 333-201017

Dear Ms. McHale:

The purpose of this letter is to respond to your letter dated February 4, 2015, addressed to Mr. Robert M. Garst, Chief Executive Officer of Riverview Financial Corporation (“Riverview”), related to Amendment No. 1 to the Registration Statement on Form S-4 of Riverview referenced above. To assist you in reviewing our response, we will precede each response below with the text of the comments from your letter.

Amendment No. 1 to Registration Statement on Form S-4

Citizens’ Directors and Executive Officers Have Financial Interests..., page 9

1.	We note your response to prior comment 17 in our letter dated January 13, 2015, which indicates that Michael Paulman, a senior officer of Citizens, will be employed by Riverview post-merger. Please revise to disclose here, and elsewhere as appropriate, the information required by Item 18(a)(5)(i) of Form S-4 with respect to Mr. Paulman or tell us why you are not required to do so.

Response: Mr. Paulman is not an “executive officer” of Citizens, either for purposes of the Office of the Comptroller of the Currency’s determination on such matters or for Securities and Exchange Commission purposes. Mr. Paulman’s title is “Vice President”, and he does not have or exercise any policy making function for Citizens that would result in his being considered an “executive officer”. As a result, disclosure of his employment as an additional interest of an executive officer of Citizens would not be required. We have removed the word “senior” when describing Mr. Paulson’s position in order to avoid any confusion about this issue.

Unaudited Pro Forma Combined Financial Information, page 13

2.	Please revise footnote 10 to these financial statements to provide a reconciliation of the amounts disclosed therein to the pro forma adjustment reflected in the pro forma financial statements.

Response: We have made the requested revision.

3.	Please revise to delete the presentation of combined EPS and combined weighted average shares outstanding as these measures are not contemplated by US GAAP.

Response: We have made the requested revision.

Riverview’s Reasons for the Merger, page 31

4.	Please confirm, with a view towards revised disclosure, whether you have disclosed the information required by Item 18(a)(7) of Form S-4 with respect to both Messrs. Walters and Paulman or tell us why you are not required to do so. If applicable, please revise the first bullet on page 32.

Response: Neither Mr. Walters nor Mr. Paulman will be employed in the capacity of an executive officer of Riverview. As a result, no additional disclosures would be required by Item 18(a)(7) of Form S-4 with respect to those individuals. We have indicated on page 32 that they will be employed in a “non-executive” capacity to avoid any confusion.

Riverview and Citizens Unaudited Prospective Financial Information, page 43

5.	You can explain what the limitations of the projections are, but you cannot disclaim responsibility for them. Please revise the last two paragraphs, respectively, on page 43 to delete the following statements:

•	“None of Riverview, Citizens nor their respective affiliates assumes any responsibility for the accuracy of the Riverview Projections or the Citizens projections;” and

•	“None of Riverview, Citizens nor any of their financial advisors nor any of their affiliates assumes any responsibility for the validity, accuracy or completeness of the prospective information....”

Response: We have removed the indicated phrases.

The Merger Agreement, page 49

6.	We note your revised disclosure in response to prior comments 23 and 24 in our letter dated January 13, 2015. In light of your revised disclosure stating that none of the confidential disclosures “materially alter” the representations and warranties made in the merger agreement, please remove the statement that such confidential disclosures “are subject to standards of materiality as described [in the merger agreement], which may differ from those applicable to investors,” which appears confusing. Make corresponding revisions to similar statements contained elsewhere in the prospectus, as appropriate.

Response: We have removed the indicated phrase.

Financial Statements of Citizens National Bank of Meyersdale, beginning on page F-85

7.	Please refer to prior comment 38 and provide us your analysis prepared under Rule 8.04.b of Regulation S-X that was used to determine the periods for which financial statements of Citizens are required to be presented in this registration statement. We remind you that in cases of losses, absolute values are to be used in the calculation of the income test.

Response: Citizens National Bank is a non-reporting company. Citizen’s meets the definition of a smaller reporting company. The issuer’s (Riverview) shareholders are not voting on the transaction for which these securities are being registered. Citizens is a significant acquisition for Riverview, exceeding the 20% significance level.

Number of Years Analysis. Pursuant to Item 17(b)(7) of Form S-4, and based on the facts above, Riverview is required to provide the stated financial information for Citizens for the latest fiscal year (which, as of the date of this letter, would be December 31, 2013), and interim information as recent as would have been filed on Form 10-Q had Citizens been subject to the Exchange Act (except that interim information need include only cumulative year-to-date interim information for the latest and comparable interim periods) (which, as of the date of this letter, would be September 30, 2014), all in conformity with GAAP. Citizens has supplied the required financial information as of and for the years ended December 31, 2013 and 2012 as well as September 30, 2014 in accordance with this requirement.

Item 17(b)(7) further requires that, if Citizens provided its security holders with GAAP financial statements for either or both of the last two fiscal years before the latest fiscal year (i.e., 2012 and 2011), it must provide financial statements for those years as well. As stated above, Citizens has provided the required financial information for fiscal year 2012. However, Citizens did not provide its security holders with GAAP compliant financial information for fiscal year 2011 and is therefore not required to provide 2011 financial information in the S-4.

Audited vs Unaudited Analysis. Instruction 1 to Item 17 indicates that the financial statements for the most recent fiscal year need to be audited only to the extent practicable. We note that Citizens’ 2013 financial statements are audited. Instruction 1 to Item 17 further indicates that financial statements for prior fiscal years need not be audited if they were not previously audited. Citizens’ prior fiscal year financial statements have not been audited (other than the 2012 balance sheet, which was presented in audited form), and Riverview would not appear to be required to specially have the 2012 financial statements audited for inclusion in the S-4. In addition, Section 8-04 of Regulation S-X, which applies to smaller reporting companies, does not mandate the provision of audited financial statements for a target company; we do note that the companion rule for companies that are not smaller reporting companies, Section 3-05 of Regulation S-X, does contain such a requirement. However, the exception stated in Section 3-05 for the provision of audited financial statements of targets does not appear in Section 8-04.

Exhibits

Exhibit 2.1

8.	We are unable to locate the CNB Affiliate Letter, in the form attached as Exhibit A to the Merger Agreement. Refer to the third paragraph on page 1 of the Merger Agreement. Please advise.

Response: That Exhibit was inadvertently omitted. We have inserted it as Exhibit A to the Merger Agreement, starting at Page A-79.

Exhibits 99.3 and 99.4

9.	Our records show that the filing number for this registration statement is 333-201017 rather than 333-20107, as referenced in exhibits 99.3 and 99.4. In addition, you have not dated these consents. Please revise.

Response: We have revised those two exhibits to correct these errors.

We have sent, via federal express, a fully redlined copy of the S-4 showing the revisions that have been made. Please contact the undersigned if you have any questions.

Sincerely,

/s/ Kimberly J. Decker

Kimberly J. Decker

KJD/jlh:4595968

cc:	Robert M. Garst

Paul Adams, Esq.